Share-based Compensation - Expense and liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation
Total expense recognized	$ 378	$ 1,908	$ 1,158
Total accrued cash distribution	$ 86	$ 129